Investment Income	12 Months Ended
Dec. 31, 2024
Investment income [Abstract]
Investment Income
29.
Investment INCOME

	Year ended December 31
	2024	2023
Interest income from investments at amortized cost	3,644	3,781
Interest and fee income from investments at FVTPL	3,859	1,374
Interest income from cash	8,134	9,362
Gains (losses) on marketable securities	(86)	(9,258)
	15,551	5,259